Interim Condensed Consolidated Statements of Operations - Chemomab Therapeutics Ltd [Member] - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Operating expenses
Research and development	$ 1,142		$ 1,287		$ 2,067		$ 3,780		$ 5,833	[1]	$ 11,327	[1]	$ 18,381	[1]
General and administrative	1,099		975		2,024		1,969		3,734	[2]	3,412	[2]	7,078	[2]
Total operating expenses	2,241		2,262		4,091		5,749		9,567		14,739		25,459
Financing income, net	76		205		153		369		572		794		1,238
Loss before taxes	2,165		2,057		3,938		5,380		8,995		13,945		24,221
Taxes on income
Net loss for the period	$ 2,165		$ 2,057		$ 3,938		$ 5,380		$ 8,995		$ 13,945		$ 24,221
Basic loss per Ordinary Share	$ 0.003	[3]	$ 0.004	[3]	$ 0.006	[3]	$ 0.012	[3]	$ 0.018		$ 0.039		$ 0.103
Diluted loss per Ordinary Share	$ 0.003	[3]	$ 0.004	[3]	$ 0.006	[3]	$ 0.012	[3]	$ 0.018		$ 0.039		$ 0.103
Weighted average number of Ordinary Shares outstanding, basic	640,243,933	[3]	463,508,519	[3]	639,483,242	[3]	459,829,621	[3]	510,227,715	[4]	359,048,638	[4]	234,998,859	[4]
Weighted average number of Ordinary Shares outstanding, diluted	640,243,933	[3]	463,508,519	[3]	639,483,242	[3]	459,829,621	[3]	510,227,715	[4]	359,048,638	[4]	234,998,859	[4]

[1]	Includes expenses related to related parties of $1,014 thousand, $1,228 thousand and $1,324 thousand for the years ended December 31, 2025, 2024 and 2023, respectively. See Note 12.
[2]	Includes expenses related to related parties of $1,312 thousand, $1,237 thousand and $3,069 thousand for the years ended December 31, 2025, 2024 and 2023, respectively. See Note 12.
[3]	1 American Depositary Share (ADS) represents 80 Ordinary Shares
[4]	1 American Depositary Share (ADS) represents 80 Ordinary Shares.